UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549


Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment[  ] Amendment Number:
This Amendment Check only one:[ ]is a restatement [ ]adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: ACK Asset Management LLC
Address: 2 Overhill Road, Suite 400, Scarsdale, NY 10583
Form 13F File Number: 28-14060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Kenneth F. Cooper
Title:  Chief Financial Officer
Phone:  914 220-8340

Signature	    Place 	    Date of Signing:
Kenneth  F. Cooper  Scarsdale, NY   August 13, 2012

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:
39

Form 13F Information Table Value Total:

193,598
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


COL 1				COL 2	COL 3	 	COL 4 	             COL 5		COL 6	COL 7	COL 8
														Vot Auth
Name of Issuer			Title	CUSIP	 	Value 	 SHRS/PRN AMT 	SH/PRN	P/CA	Invest	O Mgr	SOLE SHARED NONE
							(X1,000)				Discre

ATLAS AIR WORLDWIDE HOLDINGS	COM	049164205	 1,675 	  38,500 	SH		SOLE		  38,500
AMERICAN RAILCAR INDUSTRIES	COM	02916P103	 5,971 	 220,322 	SH		SOLE		 220,322
ASCENT CAPITAL GROUP INC	CL A	043632108	 4,751 	  91,800 	SH		SOLE		  91,800
BALCHEM CORP			COM	057665200	 6,395 	 196,100 	SH		SOLE		 196,100
BLACK DIAMOND INC		COM	09202G101	 6,934 	 733,800 	SH		SOLE		 733,800
BROOKDALE SENIOR LIVING INC	COM	112463104	   892 	  50,298 	SH		SOLE		  50,298
CELADON GROUP INC		COM	150838100	 5,135 	 313,500 	SH		SOLE		 313,500
CAPITAL SENIOR LIVING CORP	COM	140475104	10,254 	 967,400 	SH		SOLE		 967,400
CAVCO INDUSTRIES INC		COM	149568107	 5,369 	 104,700 	SH		SOLE		 104,700
DYCOM INDUSTRIES INC		COM	267475101	12,428   667,800 	SH		SOLE		 667,800
EMCOR GROUP INC			COM	29084Q100	12,856   462,104 	SH		SOLE		 462,104
EMERITUS CORP			COM	291005106	 1,214 	  72,162 	SH		SOLE		  72,162
FLOW INTL CORP			COM	343468104	 3,432 1,100,000 	SH		SOLE	       1,100,000
FEDERAL SIGNAL CORP		COM	313855108	   606 	 103,800 	SH		SOLE		 103,800
GSI GROUP INC			COM	36191C205	 7,451 	 650,200 	SH		SOLE		 650,200
GRANITE CONSTRUCTION INC	COM	387328107	 8,548 	 327,400 	SH		SOLE		 327,400
GENESEE & WYOMING INC		CL A	371559105	 3,703 	  70,080 	SH		SOLE		  70,080
KENNEDY-WILSON HOLDINGS INC	COM	489398107	 3,767 	 268,900 	SH		SOLE		 268,900
LIBBEY INC			COM	529898108	 7,701 	 501,016 	SH		SOLE		 501,016
MEASUREMENT SPECIALTIES INC	COM	583421102	 7,534 	 231,740 	SH		SOLE		 231,740
MERCURY COMPUTER SYSTEMS INC	COM	589378108	 6,690 	 517,400 	SH		SOLE		 517,400
MATERION CORP			COM	576690101	 2,047 	  88,900 	SH		SOLE		  88,900
ORION MARINE GROUP INC		COM	68628V308	 6,257 	 899,000 	SH		SOLE		 899,000
POWELL INDUSTRIES INC		COM	739128106	 8,152 	 218,200 	SH		SOLE		 218,200
PRIMORIS SERVICES CORP		COM	74164F103	 1,499 	 124,886 	SH		SOLE		 124,886
QUALITY DISTRIBUTION INC	COM	74756M102	 5,583 	 503,900 	SH		SOLE		 503,900
RAILAMERICA INC			COM	750753402	 2,987 	 123,438 	SH		SOLE		 123,438
ROGERS CORP			COM	775133101	10,207   257,700 	SH		SOLE		 257,700
ROADRUNNER TRANSPORTATION SY	COM	76973Q105	 8,665 	 513,000 	SH		SOLE		 513,000
RUSH ENTERPRISES INC		CL A	781846209	 2,337 	 142,963 	SH		SOLE		 142,963
S&W SEED CO			COM	785135104	 2,007 	 379,400 	SH		SOLE		 379,400
STEIN MART INC			COM	858375108	 2,218 	 279,000 	SH		SOLE		 279,000
STONERIDGE INC			COM	86183P102	 8,259 1,212,771 	SH		SOLE	       1,212,771
STEEL EXCEL INC			COM	858122104	 3,419 	 125,946 	SH		SOLE		 125,946
UMH PROPERTIES INC		COM	903002103	 3,560 	 331,808 	SH		SOLE		 331,808
VITRAN CORP INC			COM	92850E107	 2,425 	 391,200 	SH		SOLE		 391,200
TRINITY INDUSTR 07/21/2012 23.00COM	 	   	   207 	     900 		CALL	SOLE		     900
TRINITY INDUSTR 07/21/2012 24.00COM		   	   288 	   2,000 		CALL	SOLE		   2,000
UNISYS CORP 07/21/2012 20.00	COM		   	   175 	   2,500 		CALL	SOLE		   2,500
39			 			       193,598





